Accounting Standards	3 Months Ended
May 31, 2021
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Accounting Standards
2.	Accounting Standards
Recently Adopted Accounting Guidance
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)
2016-02,
Leases (Topic 842)
. The core principle of Topic 842,
Leases
is that a lessee should recognize the assets and liabilities that arise from leases. For operating leases, a lessee is required to recognize a right-of-use
(ROU) asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The accounting applied by a lessor is largely unchanged from that applied under previous U.S. GAAP. This standard is effective for calendar fiscal years beginning after December 15, 2021. Earlier application is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. We adopted this standard as of March 1, 2021 utilizing the modified retrospective approach and elected a set of practical expedients that allowed us not to reassess whether contracts are or contain leases, lease classification or initial direct costs for existing leases. See Note 20,
Leases
for more information related to our leases.
In October 2018, the FASB issued ASU
2018-17,
Consolidated (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
. This standard is intended to improve the accounting when considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. ASU
2018-17
is effective for fiscal years beginning after December 15, 2020, and interim periods within those years. All entities are required to apply this standard retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. We adopted this standard as of March 1, 2021 and it did not have a material impact on our consolidated financial statements.
Recent Accounting Guidance Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (ASC 326)
, which is intended to provide financial statement users with more useful information about expected credit losses on financial assets held by a reporting entity at each reporting date. This standard replaces the existing incurred loss impairment methodology with an approach that requires consideration of a broader range of reasonable and supportable forward-looking information to estimate all expected credit losses. This standard is effective for the fiscal year beginning after December 15, 2022, and all interim periods within. Early adoption is permitted. We do not expect the adoption of this standard to have a material impact on our consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That Is a Service Contract
. This standard provides guidance on accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. ASU
2018-15
aligns the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software and hosting arrangements that include an
internal-use
software license. The amendments in this standard should be applied either retrospectively or prospectively to all implementation costs incurred after the adoption date. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those years. Earlier application is permitted. We do not expect the adoption of this standard will have a material impact on our consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Simplifying Accounting for Income Taxes
, as part of its initiative to reduce complexity in the accounting standards. The guidance amends certain disclosure requirements that had become redundant, outdated or superseded. Additionally, this guidance amends accounting for the interim period effects of changes in tax laws or rates and simplifies aspects of the accounting for franchise taxes. ASU
2019-12
is effective for annual periods beginning after December 15, 2021. Early adoption is permitted. Management is currently evaluating the effect of these provisions on our financial position and results of operations.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
to simplify the accounting for contract modifications made to replace the London Interbank Offered Rate (LIBOR) or other reference rates that are expected to be discontinued because of the reference rate reform. The guidance provides optional expediates and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criterion are met. The optional expedients and exceptions can be applied to contract modifications made until December 31, 2022. On January 7, 2021, the FASB issued ASU
2021-01,
Reference Rate Reform (Topic 848)
, which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in ASU
2021-01
are elective and apply to our debt instruments that may be modified as a result of the reference rate reform. We are continuing to evaluate these standards, as well as the timing of the transition of various rates in our debt instruments affected by reference rate reform.